Income Taxes - Income Tax-Related Litigation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Additional tax expense if tax authorities were to prevail in ongoing dispute	€ 1,815	€ 1,607
Interest expenses and penalties included in additional tax expense	€ 1,003	€ 881